Schedule I (Form 5500) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Plan Name	BAY-VANGUARD FEDERAL SAVINGS BANK 401(K) PROFIT SHARING PLAN
EBP, Plan Number	001
Entity Tax Identification Number	52-0390295
Total plan assets	$ 7,377,101	$ 6,098,235
Total plan liabilities
Net plan assets	7,377,101	$ 6,098,235
Contributions receivable, employers	87,077
Contributions receivable, participants	506,097
Other income	863,688
Total income	1,456,862
Benefits paid (including direct rollovers)	125,767
Corrective distributions	5,050
Certain deemed distributions of participant loans	23,819
Administrative service providers (salaries, fees, and commissions)	23,360
Total expenses	177,996
Net income (loss)	1,278,866
Participant loans	43,565
Fidelity bond	3,000,000
EBP, Risk and Uncertainty, Concentration of Investment at Fair Value to Total Investments, Amount	$ 1,700,543
EBP, Risk and Uncertainty, Concentration of Investment, Benchmark Threshold Percentage	20.00%
Employer common stock
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Employer securities	$ 1,432,850